Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.73%♦
Communication Services — 11.13%
Alphabet Class A	83,077	$ 12,847,027
AT&T	619,101	17,508,177
Comcast Class A	413,362	15,253,058
Meta Platforms Class A	29,273	16,871,786
Verizon Communications	407,864	18,500,711
		80,980,759
Consumer Discretionary — 7.05%
Booking Holdings	2,705	12,461,692
Dillard's Class A	20,078	7,190,534
General Motors	128,698	6,052,667
Leggett & Platt	377,253	2,984,071
Lowe's	10,424	2,431,189
Newell Brands	374,987	2,324,919
NIKE Class B	16,618	1,054,911
TJX	137,979	16,805,842
		51,305,825
Consumer Staples — 6.84%
Altria Group	237,809	14,273,296
Philip Morris International	216,655	34,389,648
Target	10,735	1,120,305
		49,783,249
Energy — 7.96%
Chevron	53,996	9,032,991
Civitas Resources	82,756	2,887,357
ConocoPhillips	53,626	5,631,802
Exxon Mobil	320,557	38,123,844
Marathon Petroleum	15,435	2,248,725
		57,924,719
Financials — 25.46%
American International Group	111,092	9,658,338
Bank of New York Mellon	154,593	12,965,715
Berkshire Hathaway Class B †	4,041	2,152,156
Citigroup	218,949	15,543,190
Corebridge Financial	319,347	10,081,785
Evercore Class A	60,051	11,993,386
F&G Annuities & Life	12,229	440,855
Fidelity National Financial	127,292	8,284,163
Invesco	445,047	6,751,363
KeyCorp	250,467	4,004,967
Lincoln National	77,132	2,769,810
MetLife	186,688	14,989,180
Old Republic International	63,870	2,504,981
OneMain Holdings	239,204	11,692,292
PNC Financial Services Group	99,790	17,540,088
Rithm Capital	275,027	3,149,059
Synchrony Financial	76,008	4,023,864
TPG	16,863	799,812
Truist Financial	404,288	16,636,451
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Financials (continued)
UWM Holdings	446,271	$ 2,436,640
Wells Fargo & Co.	248,355	17,829,405
Western Union	854,436	9,039,933
		185,287,433
Healthcare — 23.53%
AbbVie	46,189	9,677,519
Bristol-Myers Squibb	449,558	27,418,543
Centene †	23,370	1,418,793
Cigna Group	78,699	25,891,971
CVS Health	395,385	26,787,334
Gilead Sciences	286,001	32,046,412
McKesson	42,400	28,534,776
Merck & Co.	202,187	18,148,305
Pfizer	52,348	1,326,498
		171,250,151
Industrials — 6.62%
3M	67,782	9,954,465
Comfort Systems USA	8,533	2,750,442
Concentrix	5,919	329,333
Delta Air Lines	55,730	2,429,828
EMCOR Group	6,157	2,275,812
Emerson Electric	17,594	1,929,006
Honeywell International	6,822	1,444,558
Lockheed Martin	34,525	15,422,663
Trane Technologies	15,724	5,297,730
United Parcel Service Class B	57,401	6,313,536
		48,147,373
Information Technology — 10.95%
Applied Materials	17,932	2,602,292
Broadcom	1,702	284,966
Cisco Systems	518,691	32,008,421
Lam Research	50,970	3,705,519
Micron Technology	197,302	17,143,571
Motorola Solutions	28,311	12,394,839
QUALCOMM	64,872	9,964,988
TD SYNNEX	15,282	1,588,717
		79,693,313
Real Estate — 0.15%
Park Hotels & Resorts	99,405	1,061,645
		1,061,645
Utilities — 0.04%
Vistra	2,604	305,814
		305,814
Total Common Stocks (cost $599,165,405)		725,740,281

NQ-FL2 [0325] 0525 (4471883)    1

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Growth and Income Series
	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	447,671	$ 447,671
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	447,676	447,676
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	447,675	447,675
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	447,674	447,674
Total Short-Term Investments (cost $1,790,696)		1,790,696

Total Value of Securities—99.98% (cost $600,956,101)		727,530,977
Receivables and Other Assets Net of Liabilities—0.02%		170,036
Net Assets Applicable to 20,140,561 Shares Outstanding—100.00%		$727,701,013

♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.

2    NQ-FL2 [0325] 0525 (4471883)